Loans and borrowings - Additional Information (Details) kr in Millions			3 Months Ended	12 Months Ended
	May 15, 2019 USD ($)	May 15, 2018 USD ($)	Mar. 31, 2017 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 SEK (kr)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Jun. 15, 2018 EUR (€)	Jun. 15, 2018 USD ($)	Feb. 09, 2018 EUR (€)	Jan. 31, 2018 USD ($)	Dec. 20, 2017 EUR (€)	Dec. 20, 2017 USD ($)	May 03, 2017 EUR (€)	May 03, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Lease liabilities					€ 109,000,000
Annual principal payment | $	$ 9,600,000	$ 6,600,000		$ 12,100,000
Deferred transaction costs written off			€ 15,700,000
Percentage of consolidated gross assets or adjusted EBITDA held individually by companies in Guarantor Group				5.00%
Percentage of consolidated gross assets or adjusted EBITDA held by Guarantor Group in total				80.00%
Guarantee amount					43,000,000		kr 450	€ 43,900,000
Findus Sverige AB
Disclosure of detailed information about borrowings [line items]
Guarantee amount					28,700,000		kr 300	29,300,000
Senior USD Debt
Disclosure of detailed information about borrowings [line items]
Notional amount					€ 845,100,000	$ 935,600,000			$ 953,400,000		$ 953,400,000.0				$ 610,000,000		$ 610,000,000
Reduction in interest rate					0.50%	0.50%	0.50%
Incremental term loan | $													$ 50,000,000
Senior EURO Debt
Disclosure of detailed information about borrowings [line items]
Notional amount										€ 558,000,000				€ 500,000,000		€ 500,000,000
Reduction in interest rate					0.25%	0.25%	0.25%
Incremental term loan												€ 58,000,000
2024 fixed rate senior secured notes
Disclosure of detailed information about borrowings [line items]
Notional amount																€ 400,000,000
Interest rate																3.25%	3.25%
Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity					€ 80,000,000.0
Letters of credit, overdrafts, customer bonds and bank guarantees utilized against the credit facility					€ 17,200,000			€ 16,800,000
Deferred borrowing costs | 2024 fixed rate senior secured notes
Disclosure of detailed information about borrowings [line items]
Capitalised transaction costs																€ 9,800,000
Deferred borrowing costs | Senior US Debt and Senior Euro Debt
Disclosure of detailed information about borrowings [line items]
Capitalised transaction costs														€ 2,500,000
Findus Sverige AB
Disclosure of detailed information about borrowings [line items]
Proportion of ownership interest in subsidiary				100.00%
Senior USD Debt | Senior USD Debt
Disclosure of detailed information about borrowings [line items]
Notional amount | $											$ 300,000,000